SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2019 (Unaudited)

	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
Apex Credit CLO Ltd.
Series 2016-1A, Class ASR, 3.306% (3 Month LIBOR USD + 1.050%), 10/27/28 (c)(h)	$1,250,000	$1,249,978
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.466% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(h)	500,000	500,651
Total Collateralized Loan Obligations (cost $1,748,702)		1,750,629

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 2.650% (1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	1,048,698	15,898
Series 2006-M1, Class IO, 0.077%, 3/25/36 (a)(g)	2,375,996	2,008
GNMA REMIC Trust
Series 2012-25, Class IO, 0.441%, 8/16/52 (a)(g)	2,427,640	41,426
Series 2013-173, Class AC, 2.698%, 10/16/53 (a)	16,947	17,409
Government National Mortgage Association
Series 2002-28, Class IO, 0.537%, 1/16/42 (a)(g)	22,250	-
Series 2005-23, Class IO, 0.018%, 6/17/45 (a)(g)	360,917	198
Series 2006-68, Class IO, 0.266%, 5/16/46 (a)(g)	602,792	4,221
Total Commercial Mortgage-Backed Securities - Agency (cost $230,610)		81,160

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 5.1%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 7.170% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	63,027	63,912
Series 2006-2A, Class M1, 2.455% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,188,823	1,149,091
Series 2006-2A, Class M3, 2.495% (1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	1,718,488	1,653,387
Series 2006-3A, Class M1, 2.485% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,741,311	1,672,836
Series 2006-4A, Class A2, 2.415% (1 Month LIBOR USD + 0.270%), 12/25/36 (c)(h)	2,237,425	2,158,377
Series 2007-2A, Class A1, 2.415% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	2,340,653	2,243,843
Series 2007-3, Class M1, 2.455% (1 Month LIBOR USD + 0.310%), 7/25/37 (c)(h)	371,563	353,827
Series 2007-6A, Class A3A, 3.395% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	2,354,079	2,360,841
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.700% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	439,755	429,344
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.496%, 11/25/52 (a)(c)	3,005,759	3,099,176
Series 2015-R1, Class D1, 1.778%, 11/25/55 (a)(c)	4,583,727	4,483,675
FREMF Mortgage Trust
Series 2014-KF05, Class B, 6.224% (1 Month LIBOR USD + 4.000%), 9/25/22 (c)(h)	921,717	932,439
Series 2017-KF35, Class B, 4.974% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(h)	3,148,416	3,160,059
Series 2017-KF39, Class B, 4.724% (1 Month LIBOR USD + 2.500%), 11/25/24 (c)(h)	2,449,819	2,464,079
Series 2018-KF42, Class B, 4.424% (1 Month LIBOR USD + 2.200%), 12/25/24 (c)(h)	1,690,117	1,704,717
Series 2018-K731, Class C, 4.040%, 2/25/25 (a)(c)	1,223,000	1,267,181
Series 2018-KF44, Class B, 4.374% (1 Month LIBOR USD + 2.150%), 2/25/25 (c)(h)	2,217,032	2,204,125
Series 2018-KF47, Class B, 4.224% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(h)	6,105,272	6,075,524
Series 2018-KF51, Class B, 4.074% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(h)	7,216,895	7,162,600
Series 2018-KF53, Class B, 4.274% (1 Month LIBOR USD + 2.050%), 10/25/25 (h)	1,443,955	1,445,595
Series 2018-KF55, Class B, 4.524% (1 Month LIBOR USD + 2.300%), 11/25/25 (c)(h)	4,000,000	4,003,212
Series 2019-KF58, Class B, 4.374% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	3,872,374	3,908,014
Series 2019-KF62, Class B, 4.274% (1 Month LIBOR USD + 2.050%), 4/25/26 (c)(h)	1,500,000	1,500,800
Series 2017-KF33, Class B, 4.774% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(h)	4,738,480	4,817,124
Series 2017-KF37, Class B, 4.974% (1 Month LIBOR USD + 2.750%), 6/25/27 (c)(h)	2,188,302	2,221,528
Series 2018-KF43, Class B, 4.374% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(h)	4,069,282	4,080,115
Series 2018-KF48, Class B, 4.274% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(h)	6,672,549	6,621,753
Series 2018-KF50, Class B, 4.124% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(h)	1,452,069	1,451,839
Series 2018-KF52, Class B, 4.174% (1 Month LIBOR USD + 1.950%), 9/25/28 (h)	8,890,452	8,867,303
Series 2018-KF56, Class B, 4.674% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(h)	4,521,183	4,537,822
Series 2019-KF57, Class B, 4.474% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(h)	3,022,303	3,028,577
Series 2019-KF59, Class B, 4.574% (1 Month LIBOR USD + 2.350%), 2/25/29 (c)(h)	2,250,000	2,258,766

Series 2019-KF61, Class B, 4.424% (1 Month LIBOR USD + 2.200%), 4/25/29 (c)(h)	4,999,695	5,003,521
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 2.535% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,471,826
Series 2007-1A, Class M1, 2.645% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,326,624
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	777,990	798,588
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	646,097	666,090
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	484,081	503,102
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	490,229	499,530
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	768,450
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $109,698,147)		110,419,212

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 15.8%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 7.395% (1 Month LIBOR USD + 5.250%), 10/25/23 (h)	1,749,944	1,934,459
Series 2014-C04, Class 1M2, 7.045% (1 Month LIBOR USD + 4.900%), 11/25/24 (h)	1,797,379	1,955,220
Series 2016-C01, Class 1M2, 8.895% (1 Month LIBOR USD + 6.750%), 8/25/28 (h)	23,896,510	26,064,363
Series 2016-C01, Class 2M2, 9.095% (1 Month LIBOR USD + 6.950%), 8/25/28 (h)	1,796,955	1,936,600
Series 2016-C02, Class 1M2, 8.145% (1 Month LIBOR USD + 6.000%), 9/25/28 (h)	18,212,368	19,726,939
Series 2016-C03, Class 1M2, 7.445% (1 Month LIBOR USD + 5.300%), 10/25/28 (h)	11,166,580	12,069,785
Series 2016-C03, Class 2M2, 8.045% (1 Month LIBOR USD + 5.900%), 10/25/28 (h)	483,356	520,818
Series 2016-C05, Class 2M2, 6.595% (1 Month LIBOR USD + 4.450%), 1/25/29 (h)	4,510,447	4,736,584
Series 2016-C06, Class 1M2, 6.395% (1 Month LIBOR USD + 4.250%), 4/25/29 (h)	3,000,000	3,188,975
Series 2016-C07, Class 2M2, 6.495% (1 Month LIBOR USD + 4.350%), 5/25/29 (h)	7,401,027	7,765,091
Series 2017-C01, Class 1M2, 5.820% (1 Month LIBOR USD + 3.550%), 7/25/29 (h)	3,601,000	3,767,556
Series 2018-C05, Class 1M2, 4.495% (1 Month LIBOR USD + 2.350%), 1/25/31 (h)	3,750,000	3,799,574
Series 2018-C06, Class 1M2, 4.145% (1 Month LIBOR USD + 2.000%), 3/25/31 (h)	1,000,000	1,005,115
Series 2018-R07, Class 1M2, 4.545% (1 Month LIBOR USD + 2.400%), 4/25/31 (c)(h)	5,000,000	5,050,559
Series 2018-R07, Class 1B1, 6.495% (1 Month LIBOR USD + 4.350%), 4/25/31 (c)(h)	5,564,000	5,960,447
Series 2019-R01, Class 2M2, 4.595% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(h)	2,500,000	2,531,254
Series 2019-R01, Class 2B1, 6.495% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	6,046,000	6,456,182
Series 2019-R02, Class 1ED3, 3.545% (1 Month LIBOR USD + 1.400%), 8/25/31 (c)(h)	12,500,000	12,537,264
Series 2019-R02, Class 1M2, 4.445% (1 Month LIBOR USD + 2.300%), 8/25/31 (c)(h)	6,716,000	6,783,301
Series 2019-R02, Class 1B1, 6.295% (1 Month LIBOR USD + 4.150%), 8/25/31 (c)(h)	6,000,000	6,391,438
Series 2019-R02, Class 1J3, 6.366%, 8/25/31 (a)(c)	4,750,000	4,671,450
Series 2019-R03, Class 1ED3, 3.395% (1 Month LIBOR USD + 1.250%), 9/25/31 (c)(h)	12,500,000	12,515,604
Series 2019-R03, Class 1M2, 4.295% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(h)	4,778,000	4,813,083
Series 2019-R03, Class 1J3, 6.216%, 9/25/31 (a)(c)	4,750,000	4,698,301
Series 2019-R03, Class 1B1, 6.245% (1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	11,357,500	12,112,374
Series 2019-R04, Class 2M1, 2.895% (1 Month LIBOR USD + 0.750%), 6/25/39 (c)(h)	2,718,613	2,720,524
Series 2019-R04, Class 2ED3, 3.545% (1 Month LIBOR USD + 1.400%), 6/25/39 (c)(h)	12,500,000	12,566,944
Series 2019-R04, Class 2M2, 4.245% (1 Month LIBOR USD + 2.100%), 6/25/39 (c)(h)	3,750,000	3,771,830
Series 2019-R04, Class 2J3, 5.904%, 6/25/39 (c)	4,750,000	4,695,002
Series 2019-R04, Class 2B1, 7.395% (1 Month LIBOR USD + 5.250%), 6/25/39 (c)(h)	8,225,000	8,854,642
Series 2019-R05, Class 1ED3, 3.445% (1 Month LIBOR USD + 1.300%), 7/25/39 (c)(h)(e)	7,000,000	7,000,000
Series 2019-R05, Class 1M2, 4.145% (1 Month LIBOR USD + 2.000%), 7/25/39 (c)(h)	25,500,000	25,531,814
Series 2019-R05, Class 1J3, 5.666%, 7/25/39 (a)(c)(e)	3,500,000	3,500,000
Series 2019-R05, Class 1B1, 6.245% (1 Month LIBOR USD + 4.100%), 7/25/39 (c)(h)	11,000,000	11,229,671
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.895%, 3/25/36 (a)	62,179	63,497
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.387% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	51,704	50,738
Series 2004-T3, Class 2A, 4.509%, 8/25/43 (a)	54,654	56,819
FNMA Pool
5.500%, 5/1/36, #871313	7,031	7,341
5.000%, 8/1/37, #888534	13,811	14,953
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	52,497	63,640
Series 2007-W8, Class 1A5, 6.354%, 9/25/37 (a)	13,324	15,099
Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 5.745% (1 Month LIBOR USD + 3.600%), 4/25/24 (h)	23,000,000	24,457,188
Series 2016-HQA1, Class M3, 8.495% (1 Month LIBOR USD + 6.350%), 9/25/28 (h)	8,155,000	8,984,847

Series 2017-HQA2, Class M2, 4.795% (1 Month LIBOR USD + 2.650%), 12/25/29 (h)	430,000	438,109
Series 2017-DNA3, Class M2, 4.645% (1 Month LIBOR USD + 2.500%), 3/25/30 (h)	1,420,000	1,439,128
Series 2018-HQA1, Class M2, 4.445% (1 Month LIBOR USD + 2.300%), 9/25/30 (h)	2,746,592	2,769,639
Series 2018-HRP2, Class M3, 4.545% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(h)	12,909,372	13,205,652
Series 2018-SPI1, Class M2, 3.741%, 2/25/48 (a)(c)	3,700,000	3,610,297
Series 2018-SPI2, Class M2, 3.817%, 5/25/48 (a)(c)	2,329,080	2,285,250
Series 2018-SPI3, Class M2, 4.161%, 8/25/48 (a)(c)	2,250,000	2,277,983
Series 2018-DNA3, Class M2, 4.245% (1 Month LIBOR USD + 2.100%), 9/25/48 (c)(h)	4,500,000	4,524,912
Series 2018-HQA2, Class M2, 4.445% (1 Month LIBOR USD + 2.300%), 10/25/48 (c)(h)	4,946,268	5,001,863
Series 2018-SPI4, Class M2, 4.459%, 11/25/48 (a)(c)	1,500,000	1,517,608
Series 2019-HRP1, Class M3, 4.395% (1 Month LIBOR USD + 2.250%), 2/25/49 (c)(h)	1,000,000	1,003,670
Series 2019-DNA2, Class M2, 4.595% (1 Month LIBOR USD + 2.450%), 3/25/49 (c)(h)	4,500,000	4,539,366
Series 2019-DNA3, Class M2AT, 3.145% (1 Month LIBOR USD + 1.000%), 7/25/49 (c)(h)	7,500,000	7,509,365
Series 2019-DNA3, Class M2TB, 5.400%, 7/25/49 (c)	7,250,000	7,200,981
GNMA II Pool
5.000%, 6/20/40, #745378	64,790	68,168
Total Residential Mortgage-Backed Securities - Agency (cost $342,931,301)		343,968,876

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 75.6%
Accredited Mortgage Loan Trust
Series 2005-3, Class M6, 2.641% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	5,375,000	3,632,978
Series 2006-1, Class M1, 2.301% (1 Month LIBOR USD + 0.330%), 4/25/36 (h)	2,414,000	2,239,864
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A2B, 2.255% (1 Month LIBOR USD + 0.110%), 10/25/36 (h)	12,376,187	6,728,114
Series 2006-HE4, Class A1, 2.285% (1 Month LIBOR USD + 0.140%), 10/25/36 (h)	1,001,436	607,682
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	164,203	164,536
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 2.335% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	12,804,330	11,119,138
Series 2007-1, Class A1, 3.181% (12 Month US Treasury Average + 0.700%), 2/25/47 (h)	15,262,155	9,553,445
Series 2007-2, Class A1, 2.270% (1 Month LIBOR USD + 0.125%), 3/25/47 (h)	7,979,875	7,407,968
Series 2007-5, Class A1, 2.335% (1 Month LIBOR USD + 0.190%), 6/25/47 (h)	1,562,267	1,333,857
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	3,000,000	3,382,229
Amresco Residential Securities Corp. Trust
Series 1998-1, Class M1F, 7.000%, 1/25/28 (a)	162,186	166,649
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class B1, 4.646%, 7/25/47 (a)(c)	4,023,000	4,101,506
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,869,889
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,610,235
Series 2019-3, Class B1, 4.099%, 5/25/59 (a)(c)	5,000,000	5,100,126
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,097,876	1,129,178
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.551%, 9/21/30 (k)	582,183	612,213
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.332%, 5/20/36 (a)	18,122	17,254
Series 2008-R4, Class 1A4, 2.716% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,404,201	1,483,665
Series 2007-5, Class 7A2, 31.657% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	141,111	287,330
Bayview Financial Mortgage Trust
Series 2005-C, Class M4, 2.940% (1 Month LIBOR USD + 0.800%), 6/28/44 (h)	3,037,000	2,788,964
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 2.685% (1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,361,620	4,335,838
Series 2005-9, Class 11A1, 2.665% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	6,802,932	7,684,560
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 2.425% (1 Month LIBOR USD + 0.280%), 4/25/36 (h)	11,935,888	12,975,653
Series 2006-IM1, Class A6, 2.465% (1 Month LIBOR USD + 0.320%), 4/25/36 (h)	11,801,530	12,649,042
Series 2006-HE9, Class 1A3, 2.375% (1 Month LIBOR USD + 0.230%), 11/25/36 (h)	11,943,000	11,233,024
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.284%, 3/25/31 (a)	160,818	160,513

Bear Stearns Second Lien Trust
Series 2007-SV1A, Class M2, 3.495% (1 Month LIBOR USD + 1.350%), 1/25/36 (c)(h)	6,157,134	6,176,375
CAM Mortgage Trust
Series 2018-1, Class A1, 3.960%, 12/1/65 (c)	12,779	12,942
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A3, 2.305% (1 Month LIBOR USD + 0.160%), 10/25/36 (h)	2,248,371	1,835,837
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class A12, 6.500%, 4/25/49 (a)(c)	6,696,417	7,498,727
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.845%, 12/25/34 (a)	19,217	19,628
Series 2013-2, Class 4A2, 3.016%, 8/25/35 (a)(c)	6,765,772	5,217,051
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,534,015	1,402,524
Series 2007-AMC1, Class A1, 2.305% (1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,535,405	1,753,362
Series 2007-AMC3, Class A2D, 2.495% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	165,003	145,190
Series 2007-WFH2, Class M3, 2.615% (1 Month LIBOR USD + 0.470%), 3/25/37 (h)	9,500,000	9,101,600
Series 2007-AHL3, Class A3A, 2.205% (1 Month LIBOR USD + 0.060%), 7/25/45 (h)	629,383	515,199
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.545% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	302,613	245,295
COLT Funding LLC
Series 2017-2, Class B1, 4.563%, 10/25/47 (a)(c)	8,000,000	8,012,914
Series 2018-3, Class M2, 4.583%, 10/26/48 (a)(c)	1,440,000	1,470,772
Series 2019-1, Class M1, 4.518%, 3/25/49 (a)(c)	2,000,000	2,106,842
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	395,924
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	9,851,826
Series 2018-1, Class D, 4.920%, 6/15/51 (c)	6,000,000	6,667,878
Series 2018-1, Class E, 6.114%, 6/15/51 (a)(c)	1,534,000	1,742,859
Series 2019-1, Class D, 4.818%, 3/15/52 (c)	1,500,000	1,669,323
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	266,278
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.300%, 9/25/34 (a)	441,227	411,530
Series 2005-27, Class 3A2, 3.581% (12 Month US Treasury Average + 1.100%), 8/25/35 (h)	5,243	3,658
Series 2005-J10, Class 1A9, 2.845% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	1,028,152	831,236
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	551,089	375,121
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	8,171	8,064
Series 2006-OA3, Class 1A1, 2.345% (1 Month LIBOR USD + 0.200%), 5/25/36 (h)	12,923	11,214
Series 2006-18CB, Class A1, 2.615% (1 Month LIBOR USD + 0.470%), 7/25/36 (h)	9,640,662	6,052,206
Series 2006-45T1, Class 1A2, 2.695% (1 Month LIBOR USD + 0.550%), 2/25/37 (h)	9,751,525	4,155,095
Series 2007-16CB, Class 1A2, 2.545% (1 Month LIBOR USD + 0.400%), 8/25/37 (h)	1,092,573	838,915
Series 2006-OA9, Class 1A1, 2.372% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	40,067	27,931
Countrywide Asset-Backed Certificates
Series 2006-S4, Class A5, 6.236%, 7/25/34 (a)	3,786,158	3,927,892
Series 2006-21, Class 1A, 2.285% (1 Month LIBOR USD + 0.140%), 5/25/35 (h)	349,122	338,328
Series 2005-2, Class M6, 4.170% (1 Month LIBOR USD + 2.025%), 8/25/35 (h)	11,756,909	10,545,409
Series 2006-24, Class 2A3, 2.295% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	48,539	46,680
Series 2007-12, Class 2A3, 2.945% (1 Month LIBOR USD + 0.800%), 8/25/47 (h)	459,154	447,983
Countrywide Home Loans
Series 2003-56, Class 9A1, 4.494%, 12/25/33 (a)	77,371	77,450
Series 2007-11, Class A1, 6.000%, 8/25/37	5,433,818	4,304,962
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.735%, 2/25/33 (a)	51,539	52,735
Series 2003-AR18, Class 4M3, 5.045% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	1,005,876	995,864
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 2.466% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,466,967
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	8,633,003	9,616,848
Series 2019-AFC1, Class M1, 3.061%, 7/25/49 (a)(c)(e)	4,277,900	4,277,881
Series 2019-AFC1, Class B1, 4.065%, 7/25/49 (a)(c)(e)	3,465,100	3,464,998
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,538,773

Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,519,939
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,517,110
Series 2018-3A, Class B1, 5.007%, 8/25/58 (a)(c)	6,151,000	6,349,709
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,320,570
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,601,387
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 2.285% (1 Month LIBOR USD + 0.140%), 6/25/37 (h)	4,072,454	3,852,593
Ellington Financial Mortgage Trust
Series 2017-1, Class A2, 2.739%, 10/25/47 (a)(c)	849,625	848,166
Series 2017-1, Class A3, 2.841%, 10/25/47 (a)(c)	2,489,827	2,486,817
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 2.415% (1 Month LIBOR USD + 0.270%), 4/25/47 (h)	4,225,371	3,515,305
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 2.295% (1 Month LIBOR USD + 0.150%), 8/25/36 (h)	9,770,485	8,796,594
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.645% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	758,663	553,651
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 2.750%, 7/25/36 (a)	59,095	53,141
FirstKey Lending Trust
Series 2015-SFR1, Class E, 5.297%, 3/9/47 (a)(c)	2,485,570	2,484,840
Flagstar Mortgage Trust
Series 2018-4, Class B2, 4.359%, 7/25/48 (a)(c)	7,627,444	8,041,272
Series 2018-5, Class B3, 4.548%, 9/25/48 (a)(c)	982,706	1,041,200
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	206,896	214,065
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 2.765% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	24,225,103	22,462,823
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 2.215% (1 Month LIBOR USD + 0.070%), 3/25/36 (h)	33,959	16,723
Home Partners of America Trust
Series 2016-2, Class D, 5.182% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(h)	3,500,000	3,507,612
Series 2016-2, Class E, 5.962% (1 Month LIBOR USD + 3.780%), 10/17/33 (c)(h)	1,000,000	1,003,308
Series 2016-2, Class F, 6.882% (1 Month LIBOR USD + 4.700%), 10/17/33 (c)(h)	4,250,000	4,259,849
Series 2017-1, Class E, 4.832% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(h)	750,000	752,666
Series 2017-1, Class F, 5.721% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(h)	2,000,000	2,008,183
Series 2018-1, Class E, 4.032% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(h)	11,250,000	11,287,886
Series 2018-1, Class F, 4.532% (1 Month LIBOR USD + 2.350%), 7/17/37 (c)(h)	16,500,000	16,328,463
Series 2019-1, Class E, 3.604%, 9/17/39 (c)	3,700,000	3,747,501
Homeward Opportunities Fund Trust
Series 2018-1, Class M1, 4.548%, 6/25/48 (a)(c)	1,250,000	1,294,265
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,296,395
Series 2019-1, Class B1, 4.800%, 1/25/59 (a)(c)	2,000,000	2,039,156
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (k)	1,067,532	1,118,497
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (l)	245,314	247,377
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 2.415% (1 Month LIBOR USD + 0.270%), 2/25/37 (h)	18,314,595	15,667,955
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 2.335% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	355,076	268,935
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.182% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(h)	19,862,285	19,897,910
Series 2018-SFR2, Class E, 4.195% (1 Month LIBOR USD + 2.000%), 6/17/37 (c)(h)	9,462,000	9,478,366
Series 2018-SFR2, Class F, 4.445% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(h)	31,520,000	31,428,204
Series 2018-SFR3, Class E, 4.182% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(h)	21,580,000	21,629,604
Series 2018-SFR3, Class F, 4.432% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(h)	20,000,000	20,013,324
JP Morgan Mortgage Acquisition Trust
Series 2005-OPT1, Class M6, 3.210% (1 Month LIBOR USD + 1.065%), 6/25/35 (h)	2,018,640	1,568,080
Series 2006-CW1, Class M2, 2.435% (1 Month LIBOR USD + 0.290%), 5/25/36 (h)	8,822,000	7,462,388
Series 2006-CH2, Class MV1, 2.355% (1 Month LIBOR USD + 0.210%), 10/25/36 (h)	3,250,000	2,631,191
Series 2006-HE3, Class A3, 2.255% (1 Month LIBOR USD + 0.110%), 11/25/36 (h)	4,469,905	3,804,435
Series 2006-HE3, Class A4, 2.305% (1 Month LIBOR USD + 0.160%), 11/25/36 (h)	2,772,481	2,370,324
Series 2006-HE3, Class A5, 2.385% (1 Month LIBOR USD + 0.240%), 11/25/36 (h)	7,170,210	6,177,532

JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 2.525% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	7,280,235	3,022,980
Series 2014-IVR6, Class B4, 3.091%, 7/25/44 (a)(c)	500,500	496,700
Series 2014-IVR3, Class B4, 3.181%, 9/25/44 (a)(c)	2,976,864	2,926,153
Series 2015-1, Class B2, 3.673%, 12/25/44 (a)(c)	4,486,200	4,471,661
Series 2015-1, Class B3, 3.673%, 12/25/44 (a)(c)	4,959,808	4,942,254
Series 2015-1, Class B4, 3.673%, 12/25/44 (a)(c)	4,703,274	4,684,479
Series 2015-5, Class B3, 3.363%, 5/25/45 (a)(c)	2,711,628	2,677,937
Series 2015-5, Class B4, 3.363%, 5/25/45 (a)(c)	3,112,000	2,976,888
Series 2018-7FRB, Class B2, 3.779%, 4/25/46 (a)(c)	2,904,118	2,848,082
Series 2018-7FRB, Class B3, 3.779%, 4/25/46 (a)(c)	1,084,730	1,060,177
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	21,554,867	423,771
Series 2017-3, Class 1AX1, 0.463%, 8/25/47 (a)(c)(g)	149,841,910	2,398,092
Series 2018-1, Class AX1, 0.260%, 6/25/48 (a)(c)(g)	355,876,308	3,327,266
Series 2018-3, Class B2, 3.773%, 9/25/48 (a)(c)	2,696,412	2,904,853
Series 2017-5, Class B3, 3.184%, 10/26/48 (a)(c)	3,711,553	3,615,131
Series 2017-6, Class AX1, 0.338%, 12/25/48 (a)(c)(g)	151,569,090	2,764,317
Series 2018-6, Class 1AX1, 0.553%, 12/25/48 (a)(c)(g)	136,737,776	2,889,755
Series 2018-6, Class B2, 3.990%, 12/25/48 (a)(c)	1,217,734	1,280,945
Series 2019-3, Class B1, 4.789%, 9/25/49 (a)(c)	2,632,707	2,987,577
Series 2019-3, Class B2, 4.789%, 9/25/49 (a)(c)	5,712,815	6,393,513
Series 2019-3, Class B3, 4.789%, 9/25/49 (a)(c)	4,814,036	5,332,102
Series 2019-3, Class B4, 4.789%, 9/25/49 (a)(c)	3,272,987	3,370,466
Series 2019-3, Class B5, 4.789%, 9/25/49 (a)(c)	775,000	681,673
Series 2019-3, Class B6, 4.789%, 9/25/49 (a)(c)	1,936,702	1,274,327
Series 2019-HYB1, Class B3, 4.014%, 10/25/49 (a)(c)	2,957,000	3,038,909
Series 2019-5, Class B1, 4.471%, 11/25/49 (a)(c)	6,344,956	7,179,890
Series 2019-5, Class B2, 4.471%, 11/25/49 (a)(c)	13,325,006	14,847,388
Series 2019-5, Class B3, 4.471%, 11/25/49 (a)(c)	8,566,289	9,399,643
Series 2019-5, Class B4, 4.471%, 11/25/49 (a)(c)	4,441,669	4,520,316
Series 2019-5, Class B5, 4.471%, 11/25/49 (a)(c)	1,269,191	1,153,612
Series 2019-5, Class B6, 4.471%, 11/25/49 (a)(c)	4,136,930	2,675,784
JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 3.094%, 5/25/33 (a)(c)	7,132,796	6,992,831
Series 2014-1, Class B3, 3.094%, 5/25/33 (a)(c)	5,498,759	5,373,691
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 2.825% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	2,129,311	1,654,769
Series 2008-4, Class A1, 2.525% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	41,941,643	17,098,656
Series 2006-9, Class 1A5, 2.745% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	5,291,639	3,821,732
Lehman XS Trust
Series 2007-6, Class 3A1, 2.305% (1 Month LIBOR USD + 0.160%), 5/25/37 (h)	2,867,344	2,822,865
Series 2007-6, Class 3A2, 4.677%, 5/25/37 (l)	4,350,496	4,459,487
Series 2007-6, Class 3A5, 4.677%, 5/25/37 (l)	156,132	155,317
Series 2006-9, Class A1C, 2.405% (1 Month LIBOR USD + 0.260%), 5/25/46 (h)	5,114,447	4,739,671
Long Beach Mortgage Loan Trust
Series 2006-WL3, Class 2A4, 2.445% (1 Month LIBOR USD + 0.300%), 1/25/36 (h)	22,513,851	21,048,278
Series 2006-8, Class 1A, 2.295% (1 Month LIBOR USD + 0.150%), 9/25/36 (h)	3,970,578	2,974,999
Series 2006-11, Class 1A, 2.305% (1 Month LIBOR USD + 0.160%), 12/25/36 (h)	12,368,967	9,354,568
LSTAR Securities Investment Ltd.
Series 2018-2, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(h)	23,693,500	23,764,770
Series 2019-3, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	5,550,000	5,566,221
Series 2019-4, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)	13,200,000	13,226,316
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 4.830% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(h)	17,000,000	17,013,165
Series 2019-2, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	12,300,000	12,302,529
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.653% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	216,422
Series 2005-WF1, Class M7, 3.870% (1 Month LIBOR USD + 1.725%), 6/25/35 (h)	917,217	927,357
Series 2006-NC2, Class A5, 2.385% (1 Month LIBOR USD + 0.240%), 8/25/36 (h)	1,948,356	1,055,743
Series 2007-WMC1, Class A2, 2.195% (1 Month LIBOR USD + 0.050%), 1/25/37 (h)	3,560,693	1,448,747
Series 2007-WMC1, Class A3, 2.245% (1 Month LIBOR USD + 0.100%), 1/25/37 (h)	5,202,092	2,139,704
Series 2007-WMC1, Class A1, 2.290% (1 Month LIBOR USD + 0.145%), 1/25/37 (h)	17,360,713	7,891,562
Series 2007-WMC1, Class A4, 2.305% (1 Month LIBOR USD + 0.160%), 1/25/37 (h)	6,728,889	2,803,582

MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.392%, 5/25/36 (a)(c)	8,973,921	8,783,144
Mill City Mortgage Loan Trust 2019-1
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,247,095	2,250,142
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-HE4, Class A3, 2.295% (1 Month LIBOR USD + 0.150%), 6/25/36 (h)	3,377,333	2,336,181
Series 2006-HE4, Class A4, 2.385% (1 Month LIBOR USD + 0.240%), 6/25/36 (h)	15,359,294	10,818,417
Series 2006-WMC2, Class A2C, 2.295% (1 Month LIBOR USD + 0.150%), 7/25/36 (h)	6,228,561	3,262,855
Series 2007-NC1, Class A2B, 2.245% (1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,173,861	2,095,372
Series 2007-NC1, Class A1, 2.275% (1 Month LIBOR USD + 0.130%), 11/25/36 (h)	10,280,791	6,340,573
Series 2007-NC1, Class A2D, 2.365% (1 Month LIBOR USD + 0.220%), 11/25/36 (h)	4,745,318	2,834,573
Series 2007-HE5, Class A2B, 2.325% (1 Month LIBOR USD + 0.180%), 3/25/37 (h)	2,042,484	1,175,794
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 2.395% (1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	7,390,187
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)(e)	1,129,522	1,128,578
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	3,302,849	3,302,845
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.383%, 5/28/52 (a)(c)	3,187,643	3,388,508
Series 2014-1A, Class B1IO, 1.071%, 1/25/54 (a)(c)(g)	376,657	12,083
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	1,010,944	1,092,357
Series 2017-5A, Class B2, 3.645% (1 Month LIBOR USD + 1.500%), 6/25/57 (c)(h)	3,757,481	3,785,020
Series 2017-5A, Class B3, 4.691%, 6/25/57 (a)(c)(e)	1,895,173	1,965,863
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	395,267	262,612
Ocwen Residential MBS Corp.
Series 1998-R2, Class AP, 2.306%, 11/25/34 (a)(c)	55,541	15,613
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 2.395% (1 Month LIBOR USD + 0.250%), 2/25/38 (h)	550,165	478,304
Preston Ridge Partners Mortgage Trust
Series 2017-2A, Class A1, 3.470%, 9/25/22 (c)(k)	1,525,994	1,532,872
Series 2017-3A, Class A1, 3.470%, 11/25/22 (a)(c)	143,563	144,024
Series 2018-1A, Class A1, 3.750%, 4/25/23 (a)(c)	78,242	78,598
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)	1,000,000	998,777
Series 2018-2A, Class A1, 4.000%, 8/25/23 (a)(c)	79,304	79,620
Series 2018-2A, Class A2, 5.000%, 8/25/23 (a)(c)	500,000	500,788
Series 2018-3A, Class A1, 4.483%, 10/25/23 (a)(c)	1,778,943	1,796,246
Series 2018-3A, Class A2, 5.808%, 10/25/23 (a)(c)	1,000,000	1,022,301
Series 2019-2A, Class A2, 5.438%, 4/25/24 (c)(k)	2,500,000	2,554,908
Series 2019-3A, Class A1, 3.351%, 7/25/24 (c)(k)	3,462,181	3,509,180
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(k)	10,000,000	10,091,254
Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL4, Class A1, 4.826%, 9/25/58 (c)(k)	1,895,224	1,919,781
Series 2019-NPL1, Class A2, 5.927%, 7/25/60 (c)(k)	400,000	405,299
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/12/32 (c)	1,375,000	1,373,803
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	14,046,000	14,147,928
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,475,000	5,685,872
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,750,000	2,822,323
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,000,000	2,056,591
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,435,000	1,473,545
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	2,000,000	2,058,050
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	5,750,000	5,984,144
Series 2018-SFR2, Class F, 4.953%, 8/17/35 (c)	4,150,000	4,319,103
Series 2019-SFR1, Class F, 5.061%, 8/17/35 (c)	5,750,000	6,049,350
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	7,000,000	7,379,387
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	12,000,000	12,653,947
Series 2019-SFR2, Class F, 4.837%, 5/17/36 (c)	8,000,000	8,364,753
Series 2019-SFR3, Class F, 3.867%, 9/17/36 (c)	3,000,000	3,003,929
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	11,455	11,665

RALI Series Trust
Series 2006-QS6, Class 1AV, 0.759%, 6/25/36 (a)(g)	9,897,696	261,465
Series 2006-QS6, Class 1A11, 2.845% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	4,368,362	3,622,200
Series 2007-QS1, Class 1A5, 2.695% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	7,400,251	5,754,577
Series 2006-QO6, Class A1, 2.325% (1 Month LIBOR USD + 0.180%), 6/25/46 (h)	3,288,833	1,319,215
RAMP Series Trust
Series 2005-EFC6, Class M4, 3.030% (1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,802,936
Series 2007-RS1, Class A3, 2.315% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	13,442,604	7,780,306
Series 2007-RS1, Class A4, 2.425% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	3,371,653
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,548,908	1,135,173
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	767,406	719,252
RCO V Mortgage LLC
Series 2018-1, Class A1, 4.000%, 5/25/23 (c)(k)	1,596,348	1,600,184
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)(k)	1,292,000	1,286,638
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.505% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	3,403,641	3,165,535
Series 2006-R1, Class AF1, 2.485% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	4,409,170	4,305,325
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 2.845% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	6,032,433	5,080,070
Series 2006-QS6, Class 1A9, 2.745% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	5,344,370	4,369,601
Series 2008-QR1, Class 2A1, 2.645% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,967,993	2,413,598
Series 2006-QS18, Class 1A1, 2.745% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	5,651,730	4,499,217
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 3.005% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	763,728	709,554
RMAT
Series 2018-NPL1, Class A1, 4.090%, 5/25/48 (c)(k)	4,654,017	4,697,879
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	1,025,000	1,001,635
Series 2017-1, Class M2, 4.000%, 1/25/56 (a)(c)	4,450,000	4,367,375
Series 2017-3, Class M2, 4.750%, 7/25/56 (a)(c)	9,975,000	10,131,068
Series 2017-2, Class M2, 4.000%, 8/25/56 (a)(c)	7,200,000	6,973,893
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,435,125
Series 2018-3, Class M, 4.750%, 8/25/57 (a)(c)	11,023,000	11,148,254
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	664,491,079	2,091,685
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,578,319
Series 2018-4, Class M, 4.750%, 3/25/58 (c)	9,000,000	9,159,894
Series 2019-1, Class M, 4.750%, 7/25/58 (a)(c)	3,000,000	3,021,297
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	1,915,260
Series 2019-3, Class M, 4.750%, 10/25/58 (a)	4,000,000	4,105,935
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 2.395% (1 Month LIBOR USD + 0.250%), 5/25/36 (h)	1,852,519	1,207,956
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.322%, 6/25/46 (a)(c)(g)	109,732,297	1,346,964
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	15,370,863	306,361
Series 2018-7, Class AIO1, 0.245%, 9/25/48 (a)(c)(g)	220,703,484	1,874,810
Series 2018-7, Class B3, 4.245%, 9/25/48 (a)(c)	1,923,331	1,927,243
Series 2019-3, Class B3, 4.133%, 9/25/49 (a)(c)	1,519,000	1,570,051
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.180%, 4/25/47 (a)(c)(g)	208,129,222	2,065,610
Soundview Home Loan Trust
Series 2006-1, Class A5, 2.455% (1 Month LIBOR USD + 0.310%), 2/25/36 (h)	12,422,000	10,793,068
Series 2006-OPT1, Class M1, 2.490% (1 Month LIBOR USD + 0.345%), 3/25/36 (h)	3,750,000	3,223,892
Series 2006-OPT4, Class M1, 2.425% (1 Month LIBOR USD + 0.280%), 6/25/36 (h)	2,053,482	1,508,981
Series 2006-OPT3, Class M1, 2.455% (1 Month LIBOR USD + 0.310%), 6/25/36 (h)	3,679,041	2,799,927
Series 2006-OPT5, Class 2A4, 2.385% (1 Month LIBOR USD + 0.240%), 7/25/36 (h)	10,000,000	9,351,840
Series 2006-WF1, Class A4, 2.425% (1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,544,964	1,539,534
Starwood Waypoint Homes Trust
Series 2017-1, Class E, 4.795% (1 Month LIBOR USD + 2.600%), 1/17/35 (c)(h)	2,381,000	2,384,654
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.822%, 11/25/35 (a)	68,207	64,703
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 3.195% (1 Month LIBOR USD + 1.050%), 8/25/33 (h)	944,937	951,324
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	206,838	192,093

Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 3.245% (1 Month LIBOR USD + 1.100%), 4/25/48 (c)(h)	9,401,265	9,436,351
Series 2019-HE1, Class M2, 3.895% (1 Month LIBOR USD + 1.750%), 4/25/48 (c)(h)	4,461,000	4,474,897
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 4.295% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,438,371
Series 2019-HY1, Class B2, 4.295% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	11,258,188
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	10,496,034	10,513,442
Series 2015-1, Class B1, 3.987%, 10/25/53 (a)(c)	2,000,000	2,029,081
Series 2015-3, Class B3, 4.275%, 3/25/54 (a)(c)	2,000,000	2,118,387
Series 2016-1, Class B3, 4.315%, 2/25/55 (a)(c)	2,000,000	2,110,926
Series 2015-5, Class B3, 4.018%, 5/25/55 (a)(c)	2,000,000	2,164,986
Series 2016-3, Class B3, 4.128%, 4/25/56 (a)(c)	5,000,000	5,444,097
Series 2016-4, Class B3, 4.037%, 7/25/56 (a)(c)	7,019,000	7,539,264
Series 2016-5, Class B3, 3.801%, 10/25/56 (a)(c)	2,750,000	2,838,506
Series 2016-5, Class B2, 3.801%, 10/25/56 (a)(c)	6,500,000	6,937,441
Series 2017-1, Class B3, 4.013%, 10/25/56 (a)(c)	2,750,000	2,851,324
Series 2017-1, Class B2, 4.013%, 10/25/56 (a)(c)	8,500,000	9,001,146
Series 2017-5, Class M2, 3.645% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(h)	20,472,000	20,773,653
Series 2017-5, Class B1, 3.945% (1 Month LIBOR USD + 1.800%), 2/25/57 (c)(h)	10,625,000	10,948,374
Series 2017-5, Class B2, 4.245% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,946,410
Series 2017-5, Class B3, 4.645% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,569,016
Series 2017-2, Class B2, 4.183%, 4/25/57 (a)(c)	6,500,000	6,378,453
Series 2017-2, Class B3, 4.183%, 4/25/57 (a)(c)	5,000,000	5,366,129
Series 2017-4, Class M2, 3.250%, 6/25/57 (a)(c)	12,350,000	12,030,728
Series 2017-3, Class B3, 4.026%, 7/25/57 (a)(c)	5,000,000	5,221,745
Series 2015-2, Class 2B3, 4.580%, 11/25/57 (a)(c)	3,375,000	3,792,508
Series 2019-1, Class M2, 3.750%, 3/25/58 (a)(c)	2,000,000	2,065,544
Series 2018-6, Class B2, 3.889%, 3/25/58 (a)(c)	2,750,000	2,691,428
Series 2019-1, Class B2, 3.920%, 3/25/58 (a)(c)	4,000,000	3,977,167
Series 2018-3, Class B2, 4.109%, 5/25/58 (a)(c)	1,750,000	1,722,157
Series 2019-HY2, Class B1, 4.395% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	9,891,852
Series 2019-HY2, Class B2, 4.395% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,515,675
Series 2018-4, Class B2, 3.308%, 6/25/58 (a)(c)	1,750,000	1,692,866
Series 2018-5, Class B2, 3.527%, 7/25/58 (a)(c)	1,750,000	1,723,869
Series 2018-SJ1, Class M1, 4.500%, 10/25/58 (a)(c)	4,810,500	5,038,269
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	10,548,100
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,605,896
Series 2019-SJ1, Class A2, 4.170%, 11/25/58 (a)(c)	4,488,000	4,616,879
Series 2019-SJ1, Class M1, 4.400%, 11/25/58 (a)(c)	5,606,000	5,861,557
Series 2019-SJ2, Class M2, 4.750%, 11/25/58 (a)(c)	12,000,000	12,561,175
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	10,438,000	10,941,807
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,831,270
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	10,466,000	11,061,823
Series 2019-SJ1, Class XA, 5.000%, 11/25/58 (a)(c)(e)	17,611,372	17,611,372
Series 2019-2, Class M2, 3.750%, 12/25/58 (a)(c)	2,000,000	2,120,113
Series 2019-3, Class M2, 4.250%, 2/25/59 (a)(c)	4,238,000	4,711,667
Series 2015-2, Class 1B3, 3.806%, 11/25/60 (a)(c)	2,000,000	1,961,331
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,723,756
Series 2017-SFR1, Class E, 4.011%, 9/17/34 (c)	750,000	772,835
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	24,769,000	25,781,710
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	10,125,000	10,644,250
Series 2018-SFR1, Class E, 4.564%, 5/17/37 (c)	6,250,000	6,702,595
Series 2018-SFR1, Class F, 4.960%, 5/17/37 (c)	4,000,000	4,205,149
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(k)	1,500,000	1,517,280
Series 2019-NPL3, Class A2, 6.170%, 3/25/49 (c)(k)	1,000,000	1,013,333
Series 2019-NPL4, Class A1B, 4.150%, 8/25/49 (c)(k)	4,000,000	4,014,812
Series 2019-NPL4, Class A2, 5.438%, 8/25/49 (c)(k)	2,000,000	2,007,988
Series 2019-NPL5, Class A1B, 4.250%, 9/25/49 (c)(k)	2,000,000	2,001,498
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(k)	1,800,000	1,801,349
Verus Securitization Trust
Series 2018-3, Class B1, 5.694%, 10/25/58 (a)(c)	4,000,000	4,324,061

Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	220,492
Series 2019-2, Class B1, 4.437%, 4/25/59 (a)(c)	1,158,000	1,179,816
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	528,343
VOLT LXII LLC
Series 2017-NPL9, Class A2, 4.625%, 9/25/47 (c)(k)	2,851,485	2,855,064
VOLT LXIV LLC
Series 2017-NPL11, Class A1, 3.375%, 10/25/47 (c)(k)	2,666,589	2,675,560
VOLT LXVII LLC
Series 2018-NPL3, Class A2, 5.875%, 6/25/48 (c)(k)	1,500,000	1,513,491
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(k)	925,000	935,043
VOLT LXXI LLC
Series 2018-NPL7, Class A1B, 4.262%, 9/25/48 (c)(k)	3,800,000	3,839,156
VOLT LXXII LLC
Series 2018-NPL8, Class A1B, 4.655%, 10/26/48 (c)(k)	2,000,000	2,025,175
VOLT LXXIII LLC
Series 2018-NPL9, Class A1B, 4.949%, 10/25/48 (c)(k)	1,050,000	1,062,887
VOLT LXXIV LLC
Series 2018-NP10, Class A1A, 4.581%, 11/25/48 (c)(k)	8,816,032	8,894,532
VOLT LXXV LLC
Series 2019-NPL1, Class A1B, 4.826%, 1/25/49 (c)(k)	13,324,000	13,526,149
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A3, 2.295% (1 Month LIBOR USD + 0.150%), 1/25/37 (h)	3,575,492	2,185,916
Series 2007-HE2, Class 2A1, 2.245% (1 Month LIBOR USD + 0.100%), 2/25/37 (h)	22,053,770	9,788,888
Series 2007-HE2, Class 2A2, 2.335% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	9,313,701	4,948,431
Series 2007-HE2, Class 2A3, 2.395% (1 Month LIBOR USD + 0.250%), 4/25/37 (h)	13,257,937	7,155,611
Series 2007-HE4, Class 2A4, 2.395% (1 Month LIBOR USD + 0.250%), 7/25/47 (h)	4,674,906	3,301,682
WaMu Mortgage Pass-Through Certificates
Series 2006-AR14, Class 1A3, 3.606%, 11/25/36 (a)	2,806,590	2,696,941
Series 2006-AR18, Class 1A1, 3.448%, 1/25/37 (a)	1,516,464	1,410,681
Series 2005-AR6, Class B1, 3.165% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	4,462,606	3,250,844
Series 2005-AR11, Class B1, 2.755% (1 Month LIBOR USD + 0.610%), 8/25/45 (h)	12,869,477	12,043,244
Series 2005-AR13, Class B1, 2.866% (1 Month LIBOR USD + 0.600%), 10/25/45 (h)	8,188,327	7,701,809
Series 2005-AR17, Class X, 0.926%, 12/25/45 (a)(g)	57,976,602	3,038,061
Series 2005-AR17, Class A1B3, 2.495% (1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,537,757	2,475,908
Series 2005-AR17, Class A1C4, 2.545% (1 Month LIBOR USD + 0.400%), 12/25/45 (h)	5,758,856	4,208,041
Series 2005-AR17, Class A1B2, 2.555% (1 Month LIBOR USD + 0.410%), 12/25/45 (h)	770,669	756,444
Series 2006-AR5, Class A1A, 3.471% (12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,619,669	1,606,070
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,673,179	4,499,477
Series 2006-AR9, Class 2A, 3.321% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	4,702,086	4,298,165
Series 2007-OA1, Class A1, 3.191% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	4,378,305	4,170,073
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2006-2, Class M2, 2.435% (1 Month LIBOR USD + 0.290%), 7/25/36 (h)	12,342,000	12,021,523
Wells Fargo Mortgage Backed Securities
Series 2005-AR15, Class 1A1, 4.792%, 9/25/35 (a)	28,121	28,000
Series 2018-1, Class AIO1, 0.200%, 7/25/47 (a)(c)(g)	149,467,375	1,168,431
Series 2018-1, Class B3, 3.700%, 7/25/47 (a)(c)(e)	3,282,169	3,283,088
Total Residential Mortgage-Backed Securities - Non-Agency (cost $1,654,751,586)		1,646,095,550

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.2%
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/20 (d)(e)	4,776,550	4,776,550
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/20 (e)(f)(i)	749,058	828,308
Total Private Placement Participation Agreements (cost $5,525,608)		5,604,858

MONEY MARKET FUND - 2.1%
First American Government Obligations Fund - Class Z, 1.99% (b)	46,815,984	46,815,984
Total Money Market Fund (cost $46,815,984)		46,815,984

Total Investments (cost $2,161,701,938) - 98.9%		2,154,736,269
Other Assets less Liabilities - 1.1%		23,221,740
TOTAL NET ASSETS - 100.0%		$2,177,958,009

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
August 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2019, the value of these investments was $1,432,544,861 or 65.8% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-III. As of August 31, 2019, the value of this investment was
$4,776,550 or 0.2% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2019, the total value of fair valued securities was $47,836,638 or 2.2% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2019.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2019, the value of this investment was $828,308 or 0.0% of total net assets.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.
Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is the rate in effect as of August 31, 2019.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of August 31, 2019.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

Semper MBS Total Return Fund
Notes to the Schedule of Investments
August 31, 2019 (Unaudited)

Note 1 - Securities Valuation

The Semper MBS Total Return Fund's (the "Fund's") investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-
dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to
U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-
through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.
The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of August 31, 2019:

	Level 1	Level 2	Level 3	Total

Fixed Income
Collateralized Loan Obligations	$-	$1,750,629	$-	$1,750,629
Commercial Mortgage-Backed Securities - Agency	-	81,160	-	81,160
Commercial Mortgage-Backed Securities - Non-Agency	-	110,419,212	-	110,419,212
Residential Mortgage-Backed Securities - Agency	-	333,468,876	10,500,000	343,968,876
Residential Mortgage-Backed Securities - Non-Agency	-	1,614,363,770	31,731,780	1,646,095,550
Total Fixed Income	-	2,060,083,647	42,231,780	2,102,315,427
Private Placement Participation Agreements	-	-	5,604,858	5,604,858
Money Market Fund	46,815,984	-	-	46,815,984
Total Investments	$46,815,984	$2,060,083,647	$47,836,638	$2,154,736,269

Refer to the Fund's schedule of investments for additional information. Transfers between levels are recognized at August 31, 2019, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
	Asset-Backed	Collateralized
	Securities-	Debt	Commercial MBS	Residential MBS-
	Real-Estate	Obligations	- Non-Agency	Agency
Balance as of November 30, 2018	$1,000,100	$2,178,423	$9,594,697	$75,281,739
Accrued discounts/premiums	-	4,941	-	(9,880)
Realized gain/(loss)	1	221,466	-	229,425
Change in unrealized appreciation/(depreciation)	(101)	(226,690)	818,359	809,324
Purchases	-	-	494,688	21,816,079
Sales	(1,000,000)	(2,178,140)	-	(87,626,687)
Transfers in and/or out of Level 3	-	-	(10,907,744)	-
Balance as of August 31, 2019	$-	$-	$-	$10,500,000

		Private
	Residential	Placement
	MBS-	Participation
	Non-Agency	Agreements
Balance as of November 30, 2018	$84,806,066	$5,949,047
Accrued discounts/premiums	8,649	-
Realized gain/(loss)	3,370	-
Change in unrealized appreciation/(depreciation)	1,471,934	-
Purchases	31,057,483	1,129,261
Sales	(63,737,160)	(1,473,450)
Transfers in and/or out of Level 3	(21,878,562)	-
Balance as of August 31, 2019	$31,731,780	$5,604,858

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2019 and still classified as level 3 was $321,798.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 8/31/19	Technique(s)	Input	Input/Range

Residential MBS - Agency	$10,500,000	Market	Prior/Recent	$100.00
		Comparable	Transaction

Residential MBS - Non-Agency	$6,377,529	Market	Single Broker	$99.92 - $103.73
		Comparable	Quote	(weighted avg. $101.15)

	25,354,251	Market	Prior/Recent	$100.00
		Transaction	Transaction
		Method
Total	$31,731,780
Private Placement Participation	$5,604,858	Market	Prior/Recent	$100 - $110.58
Agreements		Transaction	Transaction	(weighted avg. $101.56)
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2019 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
SBA Small Business Investment Cos.
Series 2009-10B, Class 1, 4.233%, 9/10/19	$16,143	$16,153
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	10,838	10,838
Series 2012-10E, Class 1, 0.980%, 9/1/22	109	108
Total Asset-Backed Securities - Agency (cost $27,088)		27,099

ASSET-BACKED SECURITIES - NON-AGENCY - 20.9%
ACC Trust
Series 2018-1, Class A, 3.700%, 12/21/20 (c)	89,861	89,930
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	252,634
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	2,500,000	2,567,895
Series 2019-2, Class D, 3.410%, 6/12/25 (c)	2,000,000	2,033,629
Series 2019-3, Class D, 2.890%, 9/12/25 (c)	1,500,000	1,509,192
American Express Credit Account Master Trust
Series 2017-5, Class A, 2.575% (1 Month LIBOR USD + 0.380%), 2/18/25 (j)	1,250,000	1,252,551
Avant Loans Funding Trust
Series 2018-A, Class A, 3.090%, 6/15/21 (c)	24,154	24,216
Barclays Dryrock Issuance Trust
Series 2017-1, Class A, 2.525% (1 Month LIBOR USD + 0.330%), 3/15/23 (j)	1,000,000	1,000,842
Series 2017-2, Class A, 2.495% (1 Month LIBOR USD + 0.300%), 5/15/23 (j)	1,000,000	1,001,045
Series 2018-1, Class A, 2.525% (1 Month LIBOR USD + 0.330%), 7/15/24 (j)	1,000,000	1,000,449
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 2.545% (1 Month LIBOR USD + 0.350%), 3/16/26 (j)	670,000	670,115
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	1,347,394	1,358,712
CPS Auto Trust
Series 2016-D, Class D, 4.530%, 1/17/23 (c)	925,000	946,296
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.840%, 3/15/23	1,940,000	1,965,508
Series 2016-CA, Class D, 4.180%, 3/15/24 (c)	2,000,000	2,035,569
Series 2018-1, Class D, 3.810%, 5/15/24	2,000,000	2,037,320
Series 2017-BA, Class E, 5.300%, 7/15/24 (c)	2,000,000	2,074,992
Series 2018-2, Class D, 4.140%, 8/15/24	2,000,000	2,060,369
Series 2018-3, Class C, 3.720%, 9/16/24	2,500,000	2,528,999
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	1,038,709
DT Auto Owner Trust
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	170,709	170,911
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	199,684	201,110
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	500,000	507,614
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,589,624
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	513,235
Exeter Automobile Receivables Trust
Series 2019-2A, Class D, 3.710%, 3/17/25 (c)	2,000,000	2,059,590
Series 2019-3A, Class D, 3.110%, 8/15/25 (c)	2,000,000	2,031,080
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.350%, 11/15/22 (c)	2,500,000	2,530,236
Flagship Credit Auto Trust
Series 2015-3, Class D, 7.120%, 11/15/22 (c)	2,500,000	2,598,533
Series 2017-3, Class D, 3.730%, 9/15/23 (c)	1,000,000	1,022,816
Series 2017-2, Class E, 5.550%, 7/15/24 (c)	2,500,000	2,621,838
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 2.475% (1 Month LIBOR USD + 0.280%), 5/15/23 (j)	1,250,000	1,249,567
Series 2018-3, Class A2, 2.595% (1 Month LIBOR USD + 0.400%), 10/15/23 (j)	1,250,000	1,252,468
GLS Auto Receivables Trust
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	300,584
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	86,171	86,434
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	2,058,367

GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 2.605% (1 Month LIBOR USD + 0.410%), 9/15/23 (c)(j)	1,000,000	997,286
Gracechurch Card Funding Plc
Series 2018-1A, Class A, 2.595% (1 Month LIBOR USD + 0.400%), 7/15/22 (c)(j)	1,600,000	1,598,053
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	149,742	149,160
Marlette Funding Trust
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	49,371	49,383
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A1, 2.795% (1 Month LIBOR USD + 0.600%), 10/15/23 (c)(j)	1,000,000	1,001,767
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,100,830
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,068,878
Santander Drive Auto Receivables Trust
Series 2018-2, Class C, 3.350%, 7/17/23	1,205,000	1,219,372
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (j)	550,000	548,307
SoFi Consumer Loan Program Trust
Series 2016-2, Class B, 4.770%, 10/27/25 (a)(c)	210,000	215,875
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	72,922	73,664
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 3.345% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(j)	294,253	297,551
Series 2016-C, Class A1, 3.245% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(j)	453,333	458,430
Series 2015-D, Class A1, 3.645% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(j)	204,545	208,017
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.645% (1 Month LIBOR USD + 0.500%), 1/25/41 (j)	147,648	146,607
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)	210,613	211,031
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)	52,653	52,897
Trillium Credit Card Trust II
Series 2018-1A, Class A, 2.395% (1 Month LIBOR USD + 0.250%), 2/27/23 (c)(j)	775,000	775,224
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	500,000	502,925
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	2,030,577
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 2.695% (1 Month LIBOR USD + 0.500%), 11/15/22 (c)(j)	1,000,000	1,002,441
Westlake Automobile Receivables Trust
Series 2018-3A, Class B, 3.320%, 10/16/23 (c)	2,500,000	2,526,338
Series 2018-2A, Class D, 4.000%, 1/16/24 (c)	2,500,000	2,561,780
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	1,500,000	1,540,270
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	1,500,000	1,543,909
Total Asset-Backed Securities - Non-Agency (cost $71,505,778)		72,123,551

COLLATERALIZED LOAN OBLIGATIONS - 20.4%
ACIS CLO Ltd.
Series 2014-3A, Class A1A, 3.763% (3 Month LIBOR USD + 1.510%), 2/1/26 (c)(j)	2,106,410	2,107,688
Series 2014-4A, Class A, 3.673% (3 Month LIBOR USD + 1.420%), 5/1/26 (c)(j)	1,731,942	1,736,594
Series 2014-5A, Class A1, 3.763% (3 Month LIBOR USD + 1.510%), 11/1/26 (c)(j)	1,499,051	1,501,093
Series 2017-7A, Class A1, 3.603% (3 Month LIBOR USD + 1.350%), 5/1/27 (c)(j)	2,268,127	2,271,121
Series 2015-6A, Class A1, 3.843% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(j)	440,373	441,270
Allegro CLO VII Ltd.
Series 2018-1A, Class A, 3.403% (3 Month LIBOR USD + 1.100%), 6/13/31 (c)(j)	1,000,000	991,855
ALM VIII Ltd.
Series 2013-8A, Class A1R, 3.793% (3 Month LIBOR USD + 1.490%), 10/15/28 (c)(j)	2,000,000	2,003,750
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 3.306% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(j)	2,500,000	2,490,197
Antares CLO Ltd.
Series 2017-2A, Class A, 3.808% (3 Month LIBOR USD + 1.530%), 1/20/30 (c)(j)	2,000,000	1,991,896
Apex Credit CLO LLC
Series 2017-1A, Class A1, 3.753% (3 Month LIBOR USD + 1.470%), 4/24/29 (c)(j)	4,000,000	4,001,640
Apidos CLO XI
Series 2012-11A, Class AR, 3.743% (3 Month LIBOR USD + 1.440%), 1/17/28 (c)(j)	600,000	603,512
Apidos CLO XVI
Series 2013-16A, Class A1R, 3.283% (3 Month LIBOR USD + 0.980%), 1/19/25 (c)(j)	99,086	99,103

Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 3.582% (3 Month LIBOR USD + 1.260%), 7/16/29 (c)(j)	2,100,000	2,100,103
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class X, 3.100% (3 Month LIBOR USD + 0.800%), 10/18/29 (c)(j)	17,500	17,500
Black Diamond CLO Ltd.
Series 2017-1A, Class A1A, 3.573% (3 Month LIBOR USD + 1.290%), 4/24/29 (c)(j)	2,500,000	2,495,547
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 3.256% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(j)	1,000,000	999,468
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 3.700% (3 Month LIBOR USD + 1.400%), 10/18/26 (c)(j)	1,855,011	1,857,760
Cent CLO Ltd.
Series 2013-19A, Class A1A, 3.586% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(j)	498,778	499,215
CIFC Funding Ltd.
Series 2015-5A, Class A1R, 3.136% (3 Month LIBOR USD + 0.860%), 10/25/27 (c)(j)	285,000	284,050
Series 2014-2RA, Class A1, 3.333% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(j)	1,760,000	1,752,633
Cutwater Ltd.
Series 2014-1A, Class A1AR, 3.553% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(j)	1,625,615	1,627,099
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 4.143% (3 Month LIBOR USD + 1.840%), 4/15/29 (c)(j)	2,000,000	2,000,937
Ellington CLO Ltd.
Series 2018-3A, Class A1, 3.928% (3 Month LIBOR USD + 1.650%), 7/20/30 (c)(j)	1,500,000	1,486,371
Flagship VII Ltd.
Series 2013-7A, Class BR, 3.828% (3 Month LIBOR USD + 1.550%), 1/20/26 (c)(j)	500,000	500,691
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 3.353% (3 Month LIBOR USD + 1.050%), 7/15/27 (c)(j)	400,000	400,146
GLG Ore Hill CLO Ltd.
Series 2013-1A, Class A, 3.423% (3 Month LIBOR USD + 1.120%), 7/15/25 (c)(j)	353,508	353,517
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 3.428% (3 Month LIBOR USD + 1.150%), 10/20/28 (c)(j)	280,000	280,374
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 3.378% (3 Month LIBOR USD + 1.100%), 10/22/25 (c)(j)	140,896	140,893
Series 2015-1A, Class AR, 3.198% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(j)	625,166	623,680
Highbridge Loan Management Ltd.
Series 2015-7A, Class XR, 2.758% (3 Month LIBOR USD + 0.600%), 3/15/27 (c)(j)	37,500	37,446
ICG US CLO Ltd.
Series 2014-1A, Class A1R, 3.498% (3 Month LIBOR USD + 1.220%), 1/20/30 (c)(j)	2,000,000	1,996,066
JFIN MM CLO Ltd.
Series 2014-1A, Class A, 3.878% (3 Month LIBOR USD + 1.600%), 4/20/25 (c)(j)	606,960	607,126
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 3.593% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(j)	2,000,000	2,001,170
LCM XXV Ltd.
Series 2017-25, Class A, 3.488% (3 Month LIBOR USD + 1.210%), 7/20/30 (c)(j)	791,000	790,449
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 3.878% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(j)	500,000	500,351
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 3.500% (3 Month LIBOR USD + 1.200%), 4/18/25 (c)(j)	1,799,526	1,801,090
Mountain View CLO LLC
Series 2017-2A, Class X, 2.972% (3 Month LIBOR USD + 0.650%), 1/16/31 (c)(j)	90,000	89,794
Nassau II Ltd.
Series 2017-IIA, Class AL, 3.553% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(j)	800,000	797,615
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.228% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(d)(j)	500,000	496,265
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.466% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(j)	500,000	500,651
OHA Loan Funding Ltd.
Series 2015-1A, Class AR, 3.568% (3 Month LIBOR USD + 1.410%), 8/15/29 (c)(j)	1,250,000	1,248,889
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 3.358% (3 Month LIBOR USD + 1.080%), 7/20/28 (c)(j)	500,000	499,735
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 3.443% (3 Month LIBOR USD + 1.100%), 6/22/30 (c)(j)	1,800,000	1,797,333
Sound Point CLO Ltd.
Series 2017-15, Class A, 3.649% (3 Month LIBOR USD + 1.390%), 1/23/29 (c)(j)	2,055,000	2,059,525

Telos CLO Ltd.
Series 2014-6A, Class A1R, 3.573% (3 Month LIBOR USD + 1.270%), 1/17/27 (c)(j)	2,443,602	2,445,298
Series 2013-4A, Class AR, 3.543% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(j)	250,000	248,961
TICP CLO I Ltd.
Series 2015-1A, Class AR, 3.078% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(j)	200,000	199,416
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 3.388% (3 Month LIBOR USD + 1.110%), 10/20/28 (c)(j)	2,000,000	1,998,874
Trinitas CLO IV Ltd.
Series 2016-4A, Class XR, 3.050% (3 Month LIBOR USD + 0.750%), 10/18/31 (c)(j)	687,500	687,707
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 3.183% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(j)	1,965,000	1,960,541
Venture XXVI CLO Ltd.
Series 2017-26A, Class A, 3.728% (3 Month LIBOR USD + 1.450%), 1/20/29 (c)(j)	2,000,000	2,001,939
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 3.578% (3 Month LIBOR USD + 1.300%), 7/20/30 (c)(j)	100,000	99,971
Wellfleet CLO Ltd.
Series 2017-1A, Class A1, 3.598% (3 Month LIBOR USD + 1.320%), 4/20/29 (c)(h)(j)	2,500,000	2,500,450
Wind River CLO Ltd.
Series 2016-1A, Class AR, 3.353% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(j)	1,000,000	998,734
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 3.833% (3 Month LIBOR USD + 1.530%), 10/15/28 (c)(j)	1,942,000	1,946,715
Zais CLO 8 Ltd.
Series 2018-8, Class A, 3.253% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(j)	2,300,000	2,280,450
Total Collateralized Loan Obligations (cost $70,140,823)		70,252,264

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	353,485	2,642
Total Commercial Mortgage-Backed Securities - Agency (cost $1,741)		2,642

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 9.6%
AREIT Trust
Series 2018-CRE1, Class A, 3.047% (1 Month LIBOR USD + 0.850%), 2/14/35 (c)(j)	41,525	41,583
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.415% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(j)	368,556	353,312
Series 2007-6A, Class A3A, 3.395% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(j)	279,693	280,496
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 3.245% (1 Month LIBOR USD + 1.050%), 3/15/28 (c)(j)	2,500,000	2,503,094
Series 2017-FL2, Class C, 4.345% (1 Month LIBOR USD + 2.150%), 10/15/34 (c)(j)	500,000	501,075
BXMT Ltd.
Series 2017-FL1, Class B, 3.697% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(j)	750,000	751,378
Series 2017-FL1, Class C, 4.147% (1 Month LIBOR USD + 1.950%), 6/15/35 (c)(j)	500,000	501,949
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 4.795% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(j)	152,223	154,004
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.695% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(j)	120,774	117,915
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	177,550	178,461
DBCG Mortgage Trust
Series 2017-BBG, Class C, 3.195% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(j)	350,000	349,781
FREMF Mortgage Trust
Series 2017-KF35, Class B, 4.974% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(j)	1,413,289	1,418,515
Series 2018-KF47, Class B, 4.224% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(j)	469,636	467,348
Series 2018-KF51, Class B, 4.074% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(j)	869,925	863,380
Series 2019-KF58, Class B, 4.374% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(j)	1,873,729	1,890,975
Series 2019-KF62, Class B, 4.274% (1 Month LIBOR USD + 2.050%), 4/25/26 (c)(j)	1,500,000	1,500,800
Series 2017-KF33, Class B, 4.774% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(j)	1,262,908	1,283,868
Series 2017-KF37, Class B, 4.974% (1 Month LIBOR USD + 2.750%), 6/25/27 (c)(j)	729,434	740,510
Series 2018-KF43, Class B, 4.374% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(j)	1,461,667	1,465,558
Series 2018-KF48, Class B, 4.274% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(j)	1,779,346	1,765,801
Series 2018-KF50, Class B, 4.124% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(j)	1,642,505	1,642,244
Series 2018-KF52, Class B, 4.174% (1 Month LIBOR USD + 1.950%), 9/25/28 (j)	987,828	985,256
Series 2018-KF56, Class B, 4.674% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(j)	1,955,106	1,962,301

Series 2019-KF57, Class B, 4.474% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(j)	985,748	987,794
GE Business Loan Trust
Series 2007-1A, Class A, 2.365% (1 Month LIBOR USD + 0.170%), 4/15/35 (c)(j)	309,154	303,009
GPMT Ltd.
Series 2018-FL1, Class A, 3.069% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(j)	295,348	295,791
Series 2019-FL2, Class A, 3.495% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(j)	1,000,000	1,006,312
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.695% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(j)	500,000	501,250
Hunt CRE Ltd.
Series 2018-FL2, Class A, 3.275% (1 Month LIBOR USD + 1.080%), 8/15/28 (c)(j)	500,000	501,750
Series 2017-FL1, Class A, 3.195% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(j)	1,000,000	995,194
IMT Trust
Series 2017-APTS, Class DFL, 3.745% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(j)	500,000	500,783
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-1A, Class M2, 2.575% (1 Month LIBOR USD + 0.430%), 4/25/31 (c)(j)	558,597	552,616
Series 2007-3A, Class AJ, 5.516%, 10/25/37 (a)(c)	1,514,000	1,570,161
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 3.330% (1 Month LIBOR USD + 1.130%), 5/15/28 (c)(j)	1,750,000	1,753,459
Stonemont Portfolio Trust
Series 2017-MONT, Class A, 3.022% (1 Month LIBOR USD + 0.850%), 8/20/30 (c)(j)	966,295	966,894
Velocity Commercial Capital Loan Trust
Series 2016-1, Class AFL, 4.595% (1 Month LIBOR USD + 2.450%), 4/25/46 (c)(j)	11,658	11,706
Series 2017-1, Class AFL, 3.395% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(j)	313,593	314,428
Series 2017-2, Class AFL, 3.045% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(j)	344,655	345,195
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	607,589
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $32,894,014)		32,933,535

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 23.3%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 7.395% (1 Month LIBOR USD + 5.250%), 10/25/23 (j)	1,818,123	2,009,827
Series 2014-C01, Class M2, 6.545% (1 Month LIBOR USD + 4.400%), 1/25/24 (j)	2,030,000	2,207,463
Series 2014-C02, Class 1M2, 4.745% (1 Month LIBOR USD + 2.600%), 5/25/24 (j)	1,949,317	2,031,766
Series 2014-C03, Class 1M2, 5.145% (1 Month LIBOR USD + 3.000%), 7/25/24 (j)	2,414,524	2,535,852
Series 2014-C04, Class 1M2, 7.045% (1 Month LIBOR USD + 4.900%), 11/25/24 (j)	2,148,261	2,336,917
Series 2014-C04, Class 2M2, 7.145% (1 Month LIBOR USD + 5.000%), 11/25/24 (j)	1,833,104	1,955,188
Series 2016-C01, Class 1M2, 8.895% (1 Month LIBOR USD + 6.750%), 8/25/28 (j)	2,343,414	2,556,004
Series 2016-C02, Class 1M2, 8.145% (1 Month LIBOR USD + 6.000%), 9/25/28 (j)	2,279,395	2,468,954
Series 2016-C03, Class 1M1, 4.145% (1 Month LIBOR USD + 2.000%), 10/25/28 (j)	1,591,261	1,596,978
Series 2016-C03, Class 1M2, 7.445% (1 Month LIBOR USD + 5.300%), 10/25/28 (j)	2,500,000	2,702,212
Series 2016-C04, Class 1M2, 6.395% (1 Month LIBOR USD + 4.250%), 1/25/29 (j)	1,950,000	2,057,935
Series 2016-C05, Class 2M2, 6.595% (1 Month LIBOR USD + 4.450%), 1/25/29 (j)	2,373,920	2,492,939
Series 2016-C06, Class 1M2, 6.395% (1 Month LIBOR USD + 4.250%), 4/25/29 (j)	2,000,000	2,125,983
Series 2017-C07, Class 2M2A, 4.645% (1 Month LIBOR USD + 2.500%), 5/25/30 (j)	1,550,000	1,588,649
Series 2017-C07, Class 1M2A, 4.545% (1 Month LIBOR USD + 2.400%), 5/28/30 (j)	750,000	770,439
Series 2018-C02, Class 2M1, 2.795% (1 Month LIBOR USD + 0.650%), 8/25/30 (j)	1,203,169	1,203,334
Series 2018-R07, Class 1M2, 4.545% (1 Month LIBOR USD + 2.400%), 4/25/31 (c)(j)	2,500,000	2,525,279
Series 2019-R01, Class 2M2, 4.595% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(j)	2,500,000	2,531,254
Series 2019-R02, Class 1ED3, 3.545% (1 Month LIBOR USD + 1.400%), 8/25/31 (c)(j)	2,500,000	2,507,453
Series 2019-R02, Class 1M2, 4.445% (1 Month LIBOR USD + 2.300%), 8/25/31 (c)(j)	2,500,000	2,525,052
Series 2019-R03, Class 1ED3, 3.395% (1 Month LIBOR USD + 1.250%), 9/25/31 (c)(j)	2,500,000	2,503,121
Series 2019-R03, Class 1M2, 4.295% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(j)	2,500,000	2,518,356
Series 2019-R04, Class 2M1, 2.895% (1 Month LIBOR USD + 0.750%), 6/25/39 (c)(j)	1,976,454	1,977,843
Series 2019-R04, Class 2ED3, 3.545% (1 Month LIBOR USD + 1.400%), 6/25/39 (c)(j)	2,500,000	2,513,389
Series 2019-R04, Class 2M2, 4.245% (1 Month LIBOR USD + 2.100%), 6/25/39 (c)(j)	437,000	439,544
Series 2019-R05, Class 1ED3, 3.445% (1 Month LIBOR USD + 1.300%), 7/25/39 (c)(d)(j)	2,500,000	2,500,000
FHLMC REMIC Trust
Series 129, Class H, 8.850%, 3/15/21	376	376
Series 3823, Class GA, 3.500%, 1/15/26	5,834	5,953
Series 3834, Class GA, 3.500%, 3/15/26	9,115	9,334
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	6,582	6,582

Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 5.745% (1 Month LIBOR USD + 3.600%), 4/25/24 (j)	1,000,000	1,063,356
Series 2014-HQ2, Class M3, 5.895% (1 Month LIBOR USD + 3.750%), 9/25/24 (j)	550,000	596,799
Series 2016-DNA2, Class M3, 6.795% (1 Month LIBOR USD + 4.650%), 10/25/28 (j)	1,820,000	1,938,962
Series 2017-HQA1, Class M1, 3.345% (1 Month LIBOR USD + 1.200%), 8/25/29 (j)	2,513,695	2,518,289
Series 2017-DNA2, Class M1, 3.345% (1 Month LIBOR USD + 1.200%), 10/25/29 (j)	2,429,983	2,438,940
Series 2018-HRP1, Class M2, 3.795% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(j)	2,336,567	2,347,033
Series 2018-HRP2, Class M2, 3.395% (1 Month LIBOR USD + 1.250%), 2/25/47 (c)(j)	2,000,000	2,004,993
Series 2018-HRP2, Class M3, 4.545% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(j)	2,433,000	2,488,839
Series 2017-SPI1, Class M1, 3.981%, 9/25/47 (a)(c)	128,030	128,729
Series 2018-SPI2, Class M1, 3.817%, 5/25/48 (a)(c)	765,822	767,621
Series 2019-FTR2, Class M1, 3.145% (1 Month LIBOR USD + 0.950%), 11/25/48 (c)(j)	2,010,000	2,012,915
Series 2019-DNA3, Class M2AT, 3.145% (1 Month LIBOR USD + 1.000%), 7/25/49 (c)(j)	2,500,000	2,503,122
Freddie Mac Whole Loan Securities Trust
Series 2015-SC02, Class M2, 3.672%, 9/25/45 (a)	2,514,350	2,563,862
Series 2016-SC02, Class M1, 3.607%, 10/25/46 (a)	539,249	545,971
Series 2017-SC01, Class M1, 3.595%, 12/25/46 (a)(c)	907,281	914,207
Series 2017-SC02, Class M1, 3.853%, 5/25/47 (a)(c)	79,156	79,928
GNMA
Series 2008-55, Class WT, 5.334%, 6/20/37 (a)	13,552	14,681
Series 2010-144, Class DK, 3.500%, 9/16/39	63,775	65,826
Series 2010-150, Class GD, 2.500%, 9/20/39	24,313	24,347
Total Residential Mortgage-Backed Securities - Agency (cost $80,723,411)		80,222,396

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.1%
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	1,900,000	2,142,078
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,372,331
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	213,209	213,389
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)(c)	33,965	33,699
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	26,929
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.284%, 3/25/31 (a)	36,906	36,836
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 3.495% (1 Month LIBOR USD + 1.350%), 8/25/28 (c)(j)	201,760	202,240
Series 2019-1A, Class M1A, 3.445% (1 Month LIBOR USD + 1.300%), 3/25/29 (c)(j)	714,289	714,289
Series 2019-1A, Class M1B, 3.895% (1 Month LIBOR USD + 1.750%), 3/25/29 (c)(j)	1,000,000	1,004,165
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 2.765% (1 Month LIBOR USD + 0.620%), 3/25/34 (j)	465,452	415,395
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	28,154	28,490
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	568,133
COLT Mortgage Loan Trust
Series 2018-1, Class A3, 3.084%, 2/25/48 (a)(c)	48,497	48,574
Series 2018-1, Class M1, 3.661%, 2/25/48 (a)(c)	1,500,000	1,530,705
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	299,545
Countrywide Asset-Backed Certificates
Series 2004-11, Class M3, 3.645% (1 Month LIBOR USD + 1.500%), 1/25/35 (j)	2,000,000	2,000,572
Credit Suisse Mortgage Trust
Series 2019-AFC1, Class M1, 3.061%, 7/25/49 (a)(c)(d)	1,000,000	999,996
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	6	6
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	18,168	18,211
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	746,389
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	533,795
Eagle RE Ltd.
Series 2018-1, Class M1, 3.845% (1 Month LIBOR USD + 1.700%), 11/25/28 (c)(j)	286,290	286,909

Series 2019-1, Class M1A, 3.395% (1 Month LIBOR USD + 1.250%), 4/25/29 (c)(j)	2,750,000	2,826,213
Series 2019-1, Class M1B, 3.945% (1 Month LIBOR USD + 1.800%), 4/25/29 (c)(j)	2,000,000	2,055,764
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	96,299	99,636
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (g)	33,824	35,551
Home Partners of America Trust
Series 2016-2, Class D, 5.182% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(j)	500,000	501,088
Series 2017-1, Class E, 4.832% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(j)	750,000	752,666
Series 2017-1, Class F, 5.721% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(j)	250,000	251,023
Series 2018-1, Class A, 3.082% (1 Month LIBOR USD + 0.900%), 7/17/37 (c)(j)	434,732	433,791
Series 2018-1, Class E, 4.032% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(j)	500,000	501,684
Home RE Ltd.
Series 2019-1, Class M1, 3.795% (1 Month LIBOR USD + 1.650%), 5/25/29 (c)(j)	2,000,000	2,021,210
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 6.720%, 8/20/29 (h)	7,046	7,074
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	168,094	169,507
Series 2002-9F, Class M1, 5.867%, 12/25/32 (g)	25,181	25,609
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.182% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(j)	2,064,718	2,068,421
Series 2018-SFR2, Class F, 4.445% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(j)	1,000,000	997,088
Series 2018-SFR3, Class E, 4.182% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(j)	2,500,000	2,505,747
Series 2018-SFR3, Class F, 4.432% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(j)	500,000	500,333
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 2.665% (1 Month LIBOR USD + 0.520%), 1/25/36 (j)	173,902	173,955
JP Morgan Mortgage Trust
Series 2013-1, Class B1, 3.549%, 3/25/43 (a)(c)	362,968	368,438
Series 2014-IVR6, Class B3, 3.091%, 7/25/44 (a)(c)	1,966,624	1,965,963
Series 2015-1, Class B3, 3.673%, 12/25/44 (a)(c)	506,506	504,714
Series 2015-IVR2, Class B3, 2.786%, 1/25/45 (a)(c)	2,413,822	2,403,573
Series 2018-7FRB, Class B2, 3.779%, 4/25/46 (a)(c)	862,853	846,204
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.525% (1 Month LIBOR USD + 0.380%), 1/25/37 (j)	965,430	393,584
LSTAR Securities Investment Ltd.
Series 2018-2, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(j)	1,690,000	1,695,084
Series 2019-3, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(j)	2,000,000	2,005,845
Series 2019-4, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(j)	1,000,000	1,001,994
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 4.830% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(j)	2,000,000	2,001,549
Series 2019-2, Class A2, 4.730% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(j)	2,000,000	2,000,411
New Residential Mortgage Loan Trust
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	878,165	948,886
Preston Ridge Partners Mortgage Trust
Series 2017-2A, Class A1, 3.470%, 9/25/22 (c)(g)	166,871	167,623
Series 2017-3A, Class A1, 3.470%, 11/25/22 (a)(c)	128,609	129,022
Series 2019-3A, Class A1, 3.351%, 7/25/24 (c)(g)	989,194	1,002,623
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(g)	1,500,000	1,513,688
Progress Residential Trust
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	1,000,000	1,007,257
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,033,268
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	1,000,000	1,038,515
Series 2017-SFR2, Class A, 2.897%, 12/17/34 (c)	100,000	100,292
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	1,021,576
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,029,025
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	1,000,000	1,054,496
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 3.045% (1 Month LIBOR USD + 0.900%), 8/25/34 (j)	105,342	103,980
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	800,000	781,764
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	62,270	60,341
Series 2013-6, Class B1, 3.523%, 5/25/43 (a)	801,251	825,734
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 4.450%, 10/25/33 (a)	239,913	246,069

Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 3.245% (1 Month LIBOR USD + 1.100%), 4/25/48 (c)(j)	1,856,582	1,863,510
Towd Point Mortgage Trust
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	1,426,645	1,429,011
Series 2017-5, Class M2, 3.645% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(j)	500,000	507,367
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,060,590
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,096,533
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	1,000,000	1,056,929
Series 2019-SJ1, Class XA, 5.000%, 11/25/58 (a)(c)(d)	1,994,493	1,994,493
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	508,540
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	2,057,072
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	2,000,000	2,081,772
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	1,418	1,441
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)	500,000	505,760
Verus Securitization Trust
Series 2017-2A, Class A1, 2.485%, 7/25/47 (a)(c)	371,597	370,345
Series 2017-SG1A, Class A2, 2.770%, 11/25/47 (a)(c)	2,199,825	2,197,491
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	528,343
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(h)	325,000	328,529
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	95,262	97,736
WinWater Mortgage Loan Trust
Series 2015-1, Class A8, 3.000%, 1/20/45 (a)(c)	841,368	842,823
Total Residential Mortgage-Backed Securities - Non-Agency (cost $75,098,830)		75,928,839

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.2%
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/19 (d)(e)	560,029	560,029
BasePoint - BP SLL Trust, Series SPL-IV, 9.500%, 12/31/19 (d)(f)	8,052	8,052
Total Private Placement Participation Agreements (cost $568,081)		568,081

SHORT-TERM INVESTMENTS - 3.1%
MONEY MARKET FUND - 0.2%
First American Government Obligations Fund - Class Z, 1.99% (b)	565,336	565,336

REPURCHASE AGREEMENT - 0.6%
Curvature Securities LLC, dated 8/30/19, matures 9/3/19, repurchase price $2,000,500,
(collateralized by U.S. Treasury Obligations, total market value $2,000,000)	$2,000,000	2,000,000

U.S. TREASURY BILLS - 2.3%
1.885%, 10/8/19 (k)	4,000,000	3,992,251
1.907%, 10/22/19 (k)	4,000,000	3,989,193
		7,981,444
Total Short-Term Investments (cost $10,545,728)		10,546,780

Total Investments (cost $341,505,494) - 99.6%		342,605,187
Other Assets less Liabilities - 0.4%		1,394,945
TOTAL NET ASSETS - 100.0%		$344,000,132

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
August 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2019.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2019, the value of these investments was $262,021,393 or 76.2% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2019, the total value of fair valued securities was $6,558,835 or 1.9% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of August 31, 2019, the value of this investment was $560,029 or 0.2% of total net assets.
(f)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of August 31, 2019, the value of this investment was $8,052 or 0.0% of total net assets.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining princial balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of August 31, 2019.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is in effect as of August 31, 2019.
(i)	Interest only security.
(j)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2019.
(k)	Rate shown is the discount rate at August 31, 2019.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

Semper Short Duration Fund
Notes to the Schedule of Investments
August 31, 2019 (Unaudited)

Note 1 - Securities Valuation

The Semper Short Duration Fund's (the "Fund's") investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-
dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to
U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-
through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.
The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$27,099	$-	$27,099
Asset-Backed Securities – Non-Agency	-	72,123,551	-	72,123,551
Collateralized Loan Obligations	-	69,755,999	496,265	70,252,264
Commercial Mortgage-Backed Securities - Agency	-	2,642	-	2,642
Commercial Mortgage-Backed Securities - Non-Agency	-	32,933,535	-	32,933,535
Residential Mortgage-Backed Securities - Agency	-	77,722,396	2,500,000	80,222,396
Residential Mortgage-Backed Securities - Non-Agency	-	72,934,350	2,994,489	75,928,839
Total Fixed Income	-	325,499,572	5,990,754	331,490,326
Private Placement Participation Agreements	-	-	568,081	568,081
Money Market Fund	565,336	-	-	565,336
Repurchase Agreement	-	2,000,000	-	2,000,000
U.S. Treasury Bills	-	7,981,444	-	7,981,444
Total Investments	$565,336	$335,481,016	$6,558,835	$342,605,187

Refer to the Fund's schedule of investments for additional information. Transfers between levels are recognized at August 31, 2019, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
	Asset-Backed	Collateralized	Collateralized
	Securities-	Debt	Loan	Commercial MBS
	Non-Agency	Obligations	Obligations	- Non-Agency
Balance as of November 30, 2018	$94,998	$216,018	$1,744,895	$263,770
Accrued discounts/premiums	(3)	667	-	-
Realized gain/(loss)	131	20,243	(625)	50
Change in unrealized appreciation/(depreciation)	(128)	(19,290)	1,370	(4,409)
Purchases	-	-	-	-
Sales	(94,998)	(217,638)	(1,249,375)	(105,407)
Transfers in and/or out of Level 3	-	-	-	(154,004)
Balance as of August 31, 2019	$-	$-	$496,265	$-

			Private
(Continued)		Residential	Placement
	Residential MBS-	MBS-	Participation
	Agency	Non-Agency	Agreements
Balance as of November 30, 2018	$5,151,214	$2,083,628	$447,254
Accrued discounts/premiums	(4,293)	-	-
Realized gain/(loss)	(83,304)	-	-
Change in unrealized appreciation/(depreciation)	42,856	(200)	-
Purchases	2,500,000	2,994,489	319,899
Sales	(5,106,473)	(2,083,428)	(199,072)
Transfers in and/or out of Level 3	-	-	-
Balance as of August 31, 2019	$2,500,000	$2,994,489	$568,081

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2019 and still classified as level 3 was $1,370.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 8/31/19	Technique(s)	Input	Input/Range
Collateralized Loan Obligations	$496,265	Market	Single Broker	$99.25
		Comparable	Quote

Residential MBS - Agency	$2,500,000	Market	Prior/Recent	$100.00
		Transaction	Transaction
		Method

Residential MBS - Non-Agency	$2,994,489	Market	Prior/Recent	$100.00
		Transaction	Transaction
		Method

Private Placement Participation	$568,081	Market	Prior/Recent	$100.00
Agreements		Transaction	Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.